Equity (Details Narrative) - USD ($)								1 Months Ended			12 Months Ended
	Dec. 28, 2023	Dec. 22, 2023	Oct. 04, 2023	Aug. 03, 2023	Jul. 24, 2023	Feb. 28, 2023	Apr. 22, 2021	Mar. 31, 2024	Nov. 30, 2023	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 02, 2024	Nov. 09, 2022	Oct. 08, 2022	Sep. 29, 2022	Mar. 26, 2020
Class of Stock [Line Items]
Common stock, shares issued											1,342,999	23,867
Number of shares issued						3,846,000
Purchase of ordinary shares						2,884,500
Net proceeds						$ 4,522,314
Issued ordinary shares						3,846,000
Additional shares									33,434	12,321
Exercise of warrants										499,980
Sale of stock	1,720,000	1,720,000		44,117,648	88,105,727
Net proceeds from sale of stock	$ 1,184,676			$ 15,000,000	$ 30,000,000
Convertible note payables	$ 727,762		$ 2,220,000
Conversion price per share	$ 0.67		$ 0.5
Conversion of share	1,348,985		5,550,000
Basic											$ (6.55)	$ (2,122.77)	$ (2,369.30)
Diluted											$ (6.55)	$ (2,122.77)	$ (2,369.30)
Capital reduction description											Consolidated Shares from US$4.00 to US$0.00001 by cancelling the paid-up capital of the Company to the extent of US$3.99999 on each of the then issued Consolidated Shares. Immediately following the Capital Reduction, the Company sub-divided the balance of each unissued Consolidated Share in the authorized share capital of the Company into 400,000 ordinary shares with par value of US$0.00001 each in the share capital of the Company.
Increase decrease in dividend amount														$ 50,000,000
Common stock shares authorized											5,000,000,000,000	5,000,000,000,000		5,000,000,000,000
Common stock, par or stated value per share (in dollars per share)											$ 0.00001	$ 0.00001		$ 0.00001
Common stock, shares outstanding											1,342,999	23,867
Share based compensation												$ 10,133	$ 140,467
Paid-in-capital, registered capital and statutory reserves											0	19,300,000
Statutory reserves											0	0	11,587
Equity [Member]
Class of Stock [Line Items]
Share based compensation											$ 0	$ 10,133	$ 140,467
IPO [Member]
Class of Stock [Line Items]
Number of warrant purchase						5,384,400	625,000				156
Share price						$ 1.3	$ 5				$ 16,000
Warrant remaining lives											2 years 3 months
Warrants [Member]
Class of Stock [Line Items]
Number of warrant purchase											3,606
Share price											$ 1,040
Warrant remaining lives											4 years 8 months 1 day
Maximum [Member]
Class of Stock [Line Items]
Ordinary share capital value														$ 5,371,996
Additional paid in capital shares														78,011,079
Minimum [Member]
Class of Stock [Line Items]
Ordinary share capital value														$ 13
Additional paid in capital shares														83,383,062
Subsequent Event [Member]
Class of Stock [Line Items]
Additional shares								62,236
Basic								$ 0.82
Diluted								$ 6.55
Agreement 1 [Member]
Class of Stock [Line Items]
Common stock, shares issued																	500,000
Sale of common stock																	500,000
Consideration amount																	$ 277,500
Agreement 2 [Member]
Class of Stock [Line Items]
Common stock, shares issued																500,000
Sale of common stock																500,000
Consideration amount																$ 287,500
Agreement 3 [Member]
Class of Stock [Line Items]
Common stock, shares issued															500,000
Sale of common stock															500,000
Consideration amount															$ 202,500
Two Consulting Firms [Member]
Class of Stock [Line Items]
Number of ordinary shares granted												70,000	70,000
Grant date fair value												$ 150,600	$ 150,600
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued																		19,000,000